Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue

2. Revenue

Mylan Collaboration and License Agreement

Agreement Terms

We entered into a collaboration agreement with Mylan Ireland Limited, a wholly-owned indirect subsidiary of Mylan N.V. (“Mylan”) in February 2018 (the “Mylan Collaboration”), pursuant to which we agreed to collaborate with Mylan exclusively, on a world-wide basis (excluding Japan), to develop, manufacture, and commercialize a biosimilar to the branded biologic product (onabotulinumtoxinA) marketed as BOTOX®. In August 2019, the Mylan Collaboration was amended to, among other things, revise the period of time for Mylan to decide whether to continue the development and commercialization of the biosimilar beyond the initial development plan (the “Continuation Decision”) to be on or before the later of (i) April 30, 2020 or (ii) 30 calendar days from the date that we provide Mylan with certain deliverables. In May 2020, Mylan provided us with written notice of its decision to continue the development and commercialization of the biosimilar (the “Continuation Notice”). Delivery of the Continuation Notice obligates Mylan to pay Revance a one-time cash milestone payment of $30 million.

Under the Mylan Collaboration and as of March 31, 2020, Mylan had paid us an aggregate of $30 million in non-refundable upfront fees, and the agreement provides for additional contingent payments of up to $100 million in the aggregate, upon the achievement of specified clinical and regulatory (i.e., a biosimilar biological pathway) milestones and of specified, tiered sales milestones of up to $225 million. The payments do not represent a financing component for the transfer of goods or services. The contingent payments would be payable after the Continuation Decision and upon meeting certain milestones.

Revenue Recognition

In accordance with ASC 606, transaction price is defined as the amount of consideration to which an entity expects to be entitled in exchange for promised goods or services to a customer. We estimated the transaction price for the Mylan Collaboration using the most likely amount method. In order to determine the transaction price, we evaluated all of the payments to be received during the duration of the contract, which included milestones and consideration payable by Mylan. Other than the upfront payment, all other milestones and consideration we may earn under the Mylan Collaboration are subject to uncertainties related to development achievements, Mylan’s rights to terminate the agreement, and estimated effort for cost-sharing payments. Components of such estimated effort for cost-sharing payments include both internal and external costs. Consequently, the transaction price does not include any milestones and considerations that, if included, could result in a probable significant reversal of revenue when related uncertainties become resolved. Sales-based milestones and royalties are not included in the transaction price until the sales occur because the underlying value relates to the license and the license is the predominant feature in the Mylan Collaboration. We re-evaluate the transaction price at each reporting period. As of March 31, 2020, the transaction price allocated to the unfulfilled performance obligations is $106.8 million.

We recognize revenue and estimate deferred revenue based on the cost of services incurred over the total estimated cost of services to be provided for the development period. For revenue recognition purposes, the development period is estimated to extend through 2024. It is possible that this period will change and is assessed at each reporting date.

For the three months ended March 31, 2020 and 2019, we recognized revenue related to development services of $0.1 million and $0.3 million, respectively. As of March 31, 2020 and December 31, 2019, we estimated short-term deferred revenue of $10.1 million and $7.9 million, respectively; and long-term deferred revenue of $15.7 million and $18.0 million, respectively.

Fosun License Agreement

Agreement Terms

In December 2018, we entered into a license agreement (the “Fosun License Agreement”) with Shanghai Fosun Pharmaceutical Industrial Development Co., Ltd., a wholly-owned subsidiary of Shanghai Fosun Pharmaceutical (Group) Co., Ltd (“Fosun”), whereby we have granted Fosun the exclusive rights to develop and commercialize our proprietary DaxibotulinumtoxinA for Injection in mainland China, Hong Kong and Macau (the “Fosun Territory”) and certain sublicense rights.

Under the Fosun License Agreement, in January 2019 we received a non-refundable upfront payment of $30.0 million, net of foreign withholding tax of $3.0 million. We are also eligible to receive (i) additional contingent payments of up to $230.5 million upon the achievement of specified milestones based on (a) the submission and approval of biologics license applications (“BLAs”) for certain aesthetic and therapeutic indications and (b) first calendar year net sales, and (ii) tiered royalty payments in low double digit to high teen percentages on annual net sales. The royalty percentages are subject to reduction in the event that (i) we do not have any valid and unexpired patent claims that cover the product in the Fosun Territory, (ii) biosimilars of the product are sold in the Fosun Territory or (iii) Fosun needs to pay compensation to third parties to either avoid patent infringement or market the product in the Fosun Territory. In March 2020, we received from Fosun a milestone payment of $1.0 million, before foreign withholding tax of $0.1 million, for the acceptance of the BLA submission to the FDA for DaxibotulinumtoxinA for Injection for the treatment of moderate to severe glabellar (frown) lines.

Revenue Recognition

We estimated the transaction price for the Fosun License Agreement using the most likely amount method. We evaluated all of the variable payments to be received during the duration of the contract, which included payments from specified milestones, royalties, and estimated supplies to be delivered. We will re-evaluate the transaction price at each reporting period and upon a change in circumstances. As of March 31, 2020, the transaction price allocated to unfulfilled performance obligation is $31.0 million.

No revenue has been recognized from the Fosun License Agreement for the three months ended March 31, 2020 and 2019. Substantially all payments received to date were included in long-term deferred revenue as of March 31, 2020 and December 31, 2019.

3. Revenue

Mylan Collaboration and License Agreement

Agreement Terms

We entered into a collaboration agreement with Mylan Ireland Limited, a wholly-owned indirect subsidiary of Mylan N.V. (“Mylan”) in February 2018 (the “Mylan Collaboration”), pursuant to which we will collaborate with Mylan exclusively, on a world-wide basis (excluding Japan), to develop, manufacture, and commercialize a biosimilar to the branded biologic product (onabotulinumtoxinA) marketed as BOTOX®. In August 2019, we entered into an amendment with Mylan (the “Mylan Amendment”) to the Mylan Collaboration, pursuant to which, among other things, we have agreed to extend the period of time for Mylan to decide whether to continue the development and commercialization of the biosimilar beyond the initial development plan (the “Continuation Decision”), for which both parties prepared and conducted the Biosimilar Initial Advisory Meeting (“BIAM”) with the U.S. FDA. In accordance with the Mylan Amendment, Mylan is required to notify us of the Continuation Decision on or before the later of (i) April 30, 2020 or (ii) 30 calendar days from the date that we provide Mylan with certain deliverables.

Pursuant to the Mylan Collaboration, we formed a joint steering committee with Mylan, consisting of an equal number of members from both parties, to oversee and manage the development, manufacturing and commercialization of the biosimilar. We were responsible for conducting initial non-clinical development activities with the goal of preparing for and conducting the BIAM with the FDA to receive feedback as to whether a biosimilar pathway to BOTOX® is feasible. These activities were completed as the BIAM took place in February 2019. If Mylan chooses to continue the program upon the Continuation Decision, we will be primarily responsible for (a) non-clinical development activities, (b) clinical development activities in North America, and (c) manufacturing and supply of clinical drug substance and drug product; and Mylan will be primarily responsible for (a) clinical development activities outside of North America (excluding Japan) (the “ex-U.S. Mylan territories”), (b) regulatory activities, and (c) commercialization for any approved product. The cost incurred for the biosimilar program after the Continuation Decision are subject to certain cost-sharing arrangements.

Under the Mylan Collaboration, Mylan paid us a non-refundable upfront payment of $25 million with additional contingent payments of up to $100 million in the aggregate, upon the achievement of specified clinical and regulatory (i.e., biosimilar biological pathway) milestones and of specified, tiered sales milestones of up to $225 million. In connection with the Mylan Amendment, Mylan made an incremental payment of $5 million to us. The upfront payment does not represent a financing component for the transfer of goods or services. The contingent payments would be payable after the Continuation Decision and upon meeting certain milestones. In addition, Mylan would pay us low to mid double-digit royalties on any sales of the biosimilar in the U.S., mid double-digit royalties on any sales in Europe, and high single-digit royalties on any sales in other areas excluding Japan. However, we agreed to waive royalties for U.S. sales, up to a limit of $50 million in annual sales, during the first approximately four years after commercialization to defray launch costs.

The term of the collaboration will continue, on a country-by-country basis, in perpetuity until terminated by either party pursuant to the terms of the Mylan Collaboration. Either party may terminate the agreement for breach by, or bankruptcy of, the other party. Mylan may terminate the Mylan Collaboration if a biosimilar development pathway is not deemed viable, with such determination only occurring after an advisory meeting with the FDA. Further, Mylan may terminate the collaboration in its entirety or on a region-by-region basis. All rights, including licenses, and obligations terminate in the country or countries for which termination applies, with limited exceptions for royalty-bearing licenses to certain intellectual property rights, and rights to certain data, for the continued development and sale of the biosimilar in the country or countries for which termination applies.

Revenue Recognition

As of the Mylan Amendment date in August 2019, we have the following unfulfilled non-distinct performance obligations within the Mylan Collaboration: (1) Intellectual property license for technology and know-how related to the biosimilar, (2) the performance of development services after the Initial Phase for the biosimilar through the filing of an IND application by us, and (3) manufacturing services to provide drug substance or drug product during the development and commercialization periods. The performance obligation related to the initial development services for the biosimilar up to the BIAM was completed in February 2019.

We considered that the license has standalone functionality and is capable of being distinct. However, we determined that the license is not distinct from the development and manufacturing services within the context of the agreement because the development and manufacturing services significantly increase the utility of the intellectual property.

Our development, manufacturing and commercialization license can only provide benefit to Mylan in combination with our development services during initial development and subsequent studies. The intellectual property related to the biosimilar platform, which is proprietary to us, is the foundation for the development activities related to the treatment for all indications. The manufacturing services are a necessary and integral part of the development services as they could only be conducted utilizing the outcomes of these services. Given the development services under the Mylan Collaboration are expected to involve significant further development of the initial intellectual property, we have concluded that the development and compound supply services are not distinct from the license, and thus the license, development services and compound supply services are combined into a single performance obligation. The nature of the combined performance obligation is to provide development and manufacturing services to Mylan under the arrangement.

We determined that the Continuation Decision represents a material right, because it includes consideration for the intellectual property license, and provides economic value for the duration of the entire development period, defined as the initial development through regulatory approval. Further, in accordance with ASC 606, we elected to use a practical alternative to estimate the standalone fair value selling price of the material right, which is based on the cost of expected services to be provided for the duration of the contract.

In accordance with ASC 606, transaction price is defined as the amount of consideration to which an entity expects to be entitled in exchange for promised goods or services to a customer. We estimated the transaction price for the Mylan Collaboration using the most likely amount method. In order to determine the transaction price, we evaluated all of the payments to be received during the duration of the contract, which included milestones and consideration payable by Mylan. Other than the upfront payment, all other milestones and consideration we may earn under the Mylan Collaboration are subject to uncertainties related to development achievements, Mylan’s rights to terminate the agreement, and estimated effort for cost-sharing payments. Components of such estimated effort for cost-sharing payments include both internal and external costs. Consequently, the transaction price does not include any milestones and considerations that, if included, could result in a probable significant reversal of revenue when related uncertainties become resolved. Sales-based milestones and royalties are not included in the transaction price until the sales occur because as the underlying value relates to the license, the license is the predominant feature in the Mylan Collaboration. The initial estimated transaction price of $81.0 million included the $25.0 million upfront payment, $40.0 million of development milestones, and estimated variable consideration for cost-sharing payments from Mylan. We re-evaluate the transaction price at each reporting period. As of December 31, 2019, the transaction price allocated to the unfulfilled performance obligations is $106.9 million, which incorporates the impact from the incremental payment of $5.0 million and estimated variable consideration for cost-sharing payments resulting from the Mylan Amendment.

We recognize revenue and estimate deferred revenue based on the cost of services incurred over the total estimated cost of services to be provided for the development period. As a result of the extended period of time for Mylan to make the Continuation Decision provided in the Mylan Amendment, both short-term and long-term deferred revenue have been adjusted accordingly to reflect the impact of the extension. For revenue recognition purposes, the development period is estimated to extend through 2024. However, it is possible that this period will change and is assessed at each reporting date.

For the year ended December 31, 2019 and 2018, we recognized revenue related to development services of $0.4 million and $3.7 million, respectively. As of December 31, 2019 and 2018, we estimated short-term deferred revenue of $7.9 million and $8.6 million, respectively; and long-term deferred revenue of $18.0 million and $12.7 million, respectively.

Fosun License Agreement

Agreement Terms

In December 2018, we entered into a license agreement (the “Fosun License Agreement”) with Shanghai Fosun Pharmaceutical Industrial Development Co., Ltd., a wholly-owned subsidiary of Shanghai Fosun Pharmaceutical (Group) Co., Ltd (“Fosun”), whereby Revance has granted Fosun the exclusive rights to develop and commercialize our proprietary DAXI in mainland China, Hong Kong and Macau (the “Fosun Territory”) and certain sublicense rights.

Under the Fosun License Agreement, we are eligible to receive a non-refundable upfront payment of $30.0 million within 30 business days of the date of the Fosun License Agreement, which was received in January 2019 net of foreign withholding tax of $3.0 million. We are also eligible to receive (i) additional contingent payments of up to $230.5 million upon the achievement of specified milestones based on (a) the submission and approval of BLAs for certain aesthetic and therapeutic indications and (b) first calendar year net sales, and (ii) tiered royalty payments in low double digit to high teen percentages on annual net sales. The royalty percentages are subject to reduction in the event that (i) we do not have any valid and unexpired patent claims that cover the product in the Fosun Territory, (ii) biosimilars of the product are sold in the Fosun Territory or (iii) Fosun needs to pay compensation to third parties to either avoid patent infringement or market the product in the Fosun Territory.

Under the Fosun License Agreement, Fosun will have the right to import, develop, commercialize, market and sell the product in the Fosun Territory or engage service providers for such activities, and we will be responsible for manufacturing the product and supplying it to Fosun for the clinical and commercial activities in the Fosun Territory, subject to the terms of a supply agreement and a quality assurance agreement, each to be entered into between the parties in the six months following the date of the Fosun License Agreement. Except as provided in the Fosun License Agreement, each party has retained all of its intellectual property rights.

During the term of the Fosun License Agreement and an additional two years from the termination date if Fosun terminates the Fosun License Agreement, Fosun will not engage in any research, development, manufacture or commercialization of any product competitive with the product; provided that such non-compete restrictions will expire if we fail to submit a BLA for the product in the U.S. by the end of 2020. Under the Fosun License Agreement, the parties will also establish a joint development committee, which will oversee the development and commercialization of the product as well as all clinical and pre-clinical studies to be conducted by Fosun for the product in the Fosun Territory.

The term of the Fosun License Agreement will continue until Fosun’s payment obligations have been performed or have expired, unless sooner terminated by either party pursuant to the terms of the Fosun License Agreement. Either party may terminate the Fosun License Agreement for material breach by, or bankruptcy of, the other party. In addition, we may terminate the Fosun License Agreement if Fosun challenges our patents, and Fosun may terminate the Fosun License Agreement upon 120 days’ notice. In the event of a change of control of us, our successor will have the option to terminate the Agreement by paying Fosun a variable payment that depends on the stage of development of the product.

Revenue Recognition

We identified the following material promises within the Fosun License Agreement: (1) license to certain intellectual property and know-how related to DAXI, (2) development supplies to achieve regulatory approvals in the Fosun Territory, and (3) future commercial product supplies. We retained all manufacturing rights and know-how due to complexities associated with the risks and management of toxins and transferability of the underlying technology. Since the manufacturing rights and know-how, which are highly specialized and complex, do not transfer, Fosun cannot benefit from the license on its own or together with other readily available resources without the supplies provided by Revance. Accordingly, the license is not distinct from the other material promises and are bundled into a single performance obligation.

In accordance with ASC 606, transaction price is defined as the amount of consideration to which an entity expects to be entitled in exchange for promised goods or services to a customer. We estimated the transaction price for the Fosun License Agreement using the most likely amount method. We evaluated all of the variable payments to be received during the duration of the contract, which included payments from specified milestones, royalties, and estimated supplies to be delivered, and concluded only a certain milestone of $1.0 million was included in the transaction price. We will re-evaluate the transaction price at each reporting period and upon a change in circumstances. As of December 31, 2019, the transaction price allocated to unfulfilled performance obligation is $31.0 million.

We will recognize revenue on the single performance obligation as control of the manufactured product is supplied to Fosun. As of December 31, 2019, no revenue has been recognized as no supply has been provided under the agreement. Upon commencement of the transfer of control, revenue will be recognized in a pattern consistent with estimated deliveries of the product through the term of the arrangement, which is estimated to extend through 2039. However, it is possible that this period will change and is assessed at each reporting date. The estimated contract term for revenue recognition purposes is not limited or impacted by Fosun’s ability to terminate the agreement to due to a substantive significant termination penalty from non-refundable payments.

No revenue has been recognized from the Fosun License Agreement for the year ended December 31, 2019. Substantially all of the $30 million non-refundable upfront payment was included in long-term deferred revenue as of December 31, 2019.